Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Financial Obligations
Schedule of the gross amount of the equipments and related depreciation recorded under capital lease
	Year ended December 31,
	2011	2012
	RMB	RMB	US$

Equipment	95,034	196,301	31,508
Less: accumulated depreciation	(3,205)	(13,595)	(2,182)
Net Value	91,829	182,706	29,326

Schedule of future minimum payments required under non-cancellable sale-leaseback

As of December 31, 2012, future minimum payments required under non-cancellable sale-leaseback are:

Year ended December 31,	RMB	US$
2013	34,314	5,508
2014	34,363	5,516
2015	33,937	5,447
2016	28,270	4,538
2017	11,412	1,832
Thereafter	105,179	16,882
Total minimum lease payments	247,475	39,723
Less: Amount representing interest	79,836	12,815
Present value of net minimum lease payments	167,639	26,908
Current portion	22,485	3,609
Non-current portion	145,154	23,299